Leases - Lease Liability (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Present value of lease liabilities
Lease liabilities	$ (987)	$ (681)	$ (675)
Due within one year
Present value of lease liabilities
Lease liabilities	(233)	(192)	(188)
Later than one year and not later than five years
Present value of lease liabilities
Lease liabilities	(544)	(389)	(368)
Later than five years
Present value of lease liabilities
Lease liabilities	$ (210)	$ (100)	$ (119)